Business combination (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2024 CNY (¥)	Apr. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Business combination
Proceeds from divestiture of businesses	¥ 35,600
Gain on disposal of a subsidiary				¥ 4,928	$ 675
Yiqikao
Business combination
Equity interest acquired (in percent)			51.00%
Aggregate Purchase price			¥ 99,830
Contingent consideration payables for acquisitions (current)			¥ 33,300
Remaining equity interest that entity has option to purchase after founder's service period			45.00%
Founder's service period			4 years
Percentage of equity interest effectively acquired			96.00%
Xi an Zhifeng
Business combination
Equity interest acquired (in percent)		51.00%
Contingent consideration payables for acquisitions (current)		¥ 104,300
Remaining equity interest that entity has option to purchase after founder's service period		34.00%
Founder's service period		4 years
Additional equity interest reserved to be awarded to employees		11.40%
Effective equity interest		96.40%
Percentage of ownership interest held by noncontrolling interests		3.60%